Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 20, 2023	Jul. 24, 2020
Related Party Transaction [Line Items]
Available for sale investments	$ 1,954	$ 1,713
Short term investments average maturity period	3 years 7 months 6 days	2 years 9 months 18 days
Debt securities, available for sale, cumulative amount advanced under subscription agreements	$ 14,000	$ 3,700
Increase (decrease) in equity securities, FV-NI	200	6,300
Carrying value of long-term investments in equity	46,800	32,600
Commitment to acquire future long-term investments	66,400
Equity method investments					$ 4,900
Loss on equity method investments	$ 383	3,136	$ 2,161
Oncacare
Related Party Transaction [Line Items]
Percentage of share capital acquired				51.00%
Oncacare
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	49.00%				49.00%
Equity method investments					$ 4,900
Loss on equity method investments	$ 400	$ 3,100	$ 2,200